Subsequent events (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 14, 2024	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Feb. 28, 2025	Aug. 31, 2024	Nov. 12, 2024	Oct. 22, 2024
Subsequent Event [Line Items]
Reverse stock split				1-for-3.9 reverse stock split
Incremental borrowing rate of right of use assets						6.00%
Income tax benefit percentage						50.00%
Short term loan				$ 430,098				$ 525,000
Price per share							$ 0.78
Gross proceeds			$ 3,500,000		$ 997,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Short term loan		$ 525,000
Administrative fees expense		$ 25,000
Gross proceeds	$ 999,871
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	382,667
Price per share	$ 0.60
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Shares issued	1,284,000
Price per share	$ 0.5999